Organization, Principal Activities and Management's Plans - Schedule of Subsidiaries and Variable Interest Entity (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taoping Inc. [Member]
Entities	Taoping Inc.
Location	British Virgin Islands
Taoping Holdings Limited (THL) [Member]
Entities	Taoping Holdings Limited (THL)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	British Virgin Islands
Information Security Tech International Co Ltd [Member]
Entities	Information Security Tech. International Co., Ltd. (ISTIL)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	Hong Kong, China
Information Security Tech (China) Co Ltd [Member]
Entities	Information Security Tech. (China) Co., Ltd. (IST)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud) [Member]
Entities	TopCloud Software (China) Co., Ltd. (TopCloud)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
Information Security IoT Tech. Co., Ltd. (ISIOT) [Member]
Entities	Information Security IoT Tech. Co., Ltd. (ISIOT)
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
HPC Electronics (China) Co., Limited (HPC HK) [Member]
Entities	HPC Electronics (China) Co., Limited (HPC HK)
Subsidiaries/VIE	Subsidiary
Percentage owned	0.00%	0.00%	100.00%
Location	Hong Kong, China
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Entities	iASPEC Technology Group Co., Ltd. (iASPEC)
Subsidiaries/VIE	VIE
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
Biznest Internet Tech Co Ltd [Member]
Entities	Biznest Internet Tech. Co., Ltd. (Biznest)
Subsidiaries/VIE	VIE
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom) [Member]
Entities	iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)
Subsidiaries/VIE	VIE
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China
Shenzhen Taoping Internet Tech. Co., Ltd. (SZ iASPEC) [Member]
Entities	Shenzhen Taoping Internet Tech. Co., Ltd. (SZ iASPEC)
Subsidiaries/VIE	VIE
Percentage owned	100.00%	100.00%	100.00%
Location	Shenzhen, China